Prepayments and Other Assets, Current and Non-Current	12 Months Ended
Dec. 31, 2025
Prepayments and Other Assets, Current and Non-Current [Abstract]
PREPAYMENTS AND OTHER ASSETS, CURRENT AND NON-CURRENT

4. PREPAYMENTS AND OTHER ASSETS, CURRENT AND NON-CURRENT

Prepayments and other current assets from continuing operations consist of the following:

	December 31, 2025	December 31, 2024
Prepayments and other current assets
Prepayments to suppliers (a)	$3,739,837	$619,283
Due from a supplier (b)	1,005,942	—
Prepaid marketing and advertising expenses	823,122	543,964
Loans to third parties (c)	1,212,614	500,000
Tax recoverable	7,544	53,963
Others	198,574	244,838
	$6,987,633	$1,962,048
Other non-current assets
Long-term deposits (d)	583,591	756,154
Others	15,352	21,781
	$598,943	$777,935

For the years ended December 31, 2025, 2024 and 2023, the movement of expected credit losses against other receivable is as the following:

	For the Years Ended December 31,
	2025	2024	2023
Opening balance	$—	$—	$—
Provision of expected credit losses	—	398,150	—
Writing off other receivable	—	(398,150)	—
Ending balance	$—	$—	$—

For the year ended December 31, 2024, the Company wrote off compensation receivable of $398,150 as it assessed that it was remote to collect the outstanding balance. The compensation receivable arose from quality issues of cosmetic products, and the supplier agreed to make cash compensation. For the years ended December 31, 2025 and 2023, the Company did not provide credit loss against other receivables.

(a)	The balances represented advances to suppliers for purchase of cosmetics and other beauty products.

(b)	The balance as of December 31, 2025 represented prepayments advanced to one supplier which terminated cooperation with the Company. The Company reclassified the balance from prepayments to suppliers to due from suppliers. As of the date of this report, the Company has collected $834,783 of the outstanding balance.

(c)	As of December 31, 2025, the balance represented loans provided to Shanghai Jingyue. The loans bear interest rate of 3% per annum and are repayable on December 30, 2026.

As of December 31, 2024, the balance represented loans provided to one third party, which was repaid in the year ended December 31, 2025.

(d)	The long-term deposits represented deposits made to certain marketplaces on which the Company sells cosmetic products. The deposits are repayable upon termination of corporation with the marketplaces. Pursuant to the agreements with marketplaces, the corporation terms were generally ranged between two and three years.